Leases (Details) - Schedule of summarizes supplemental balance sheet information related to the operating lease - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Summarizes Supplemental Balance Sheet Information Related To The Operating Lease Abstract
Right-of-use asset	$ 1,576,445	$ 1,158,776	$ 1,317,830
Operating lease liabilities, current	420,913	277,142	243,292
Operating lease liabilities, non-current	1,155,532	881,634	1,074,538
Total operating lease liabilities	$ 1,576,445	$ 1,158,776	$ 1,317,830